T. ROWE PRICE Mid-Cap Growth Portfolio
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.3%
COMMUNICATION SERVICES 3.4%
Entertainment 1.9%
Liberty Media-Liberty Formula One,
Class C (1) 66,800 3,434
Playtika Holding (1) 49,800 1,376
Spotify Technology (1) 22,000 4,957
Zynga, Class A (1) 331,700 2,498
12,265
Interactive Media & Services 1.5%
IAC/InterActiveCorp (1) 21,000 2,736
Match Group (1) 24,900 3,909
Pinterest, Class A (1) 16,600 846
Vimeo (1) 58,073 1,705
9,196
Total Communication Services 21,461
CONSUMER
DISCRETIONARY 13.6%
Auto Components 0.7%
Aptiv (1) 30,300 4,514
4,514
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1) 16,000 2,231
Clear Secure, Class A (1) 8,503 349
Terminix Global Holdings (1) 102,100 4,254
6,834
Hotels, Restaurants & Leisure 4.7%
Chipotle Mexican Grill (1) 3,700 6,725
Domino's Pizza  8,300 3,959
DraftKings, Class A (1) 41,000 1,975
Hilton Worldwide Holdings (1) 65,000 8,587
MGM Resorts International  93,300 4,026
Vail Resorts  13,700 4,576
29,848
Internet & Direct Marketing
Retail 1.4%
Deliveroo Holdings, Acquisition
Date: 9/12/17 - 5/16/19, Cost $683
(GBP) (1)(2) 384,400 1,423
Etsy (1) 25,700 5,345
Farfetch, Class A (1) 40,899 1,533
Wayfair, Class A (1) 800 204
8,505
Multiline Retail 1.6%
Dollar General  33,800 7,170
Dollar Tree (1) 33,200 3,178
10,348
Specialty Retail 3.6%
Bath & Body Works  24,900 1,569
Burlington Stores (1) 34,100 9,670
Five Below (1) 8,300 1,468
O'Reilly Automotive (1) 11,500 7,027
Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  28,000 3,048
22,782
Textiles, Apparel & Luxury
Goods 0.5%
Lululemon Athletica (1) 3,300 1,336
On Holding, Class A (1) 10,336 311
VF  19,900 1,333
2,980
Total Consumer Discretionary 85,811
CONSUMER STAPLES 2.2%
Beverages 0.4%
Boston Beer, Class A (1) 5,135 2,618
2,618
Food & Staples Retailing 1.0%
Casey's General Stores  33,800 6,370
6,370
Food Products 0.4%
TreeHouse Foods (1) 56,100 2,237
2,237
Household Products 0.3%
Reynolds Consumer Products  66,400 1,815
1,815
Personal Products 0.1%
Olaplex Holdings (1) 32,929 807
807
Total Consumer Staples 13,847
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $60 (1)
(2)(3) 20 92
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $512 (1)(2)(3) 139 638
Total Energy 730
FINANCIALS 5.8%
Banks 0.4%
Webster Financial  46,000 2,505
2,505
Capital Markets 3.6%
Cboe Global Markets  42,300 5,239
KKR  114,900 6,995
MarketAxess Holdings  7,600 3,197
Raymond James Financial  18,600 1,717
Tradeweb Markets, Class A  72,300 5,840
22,988
Consumer Finance 0.3%
SoFi Technologies (1) 123,312 1,958
1,958
Insurance 1.5%
Assurant  32,600 5,143

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Axis Capital Holdings  60,000 2,762
Bright Health Group (1) 29,435 240
Kemper  20,700 1,383
9,528
Total Financials 36,979
HEALTH CARE 26.3%
Biotechnology 4.5%
Alkermes (1) 110,400 3,405
Alnylam Pharmaceuticals (1) 21,200 4,003
Argenx, ADR (1) 10,600 3,201
Exact Sciences (1) 25,000 2,386
Exelixis (1) 38,400 812
Incyte (1) 42,634 2,932
Ionis Pharmaceuticals (1) 63,600 2,133
Kodiak Sciences (1) 5,000 480
Neurocrine Biosciences (1) 25,000 2,398
Seagen (1) 28,300 4,805
Ultragenyx Pharmaceutical (1) 16,500 1,488
28,043
Health Care Equipment &
Supplies 9.4%
Alcon  53,000 4,265
Cooper  20,700 8,556
DENTSPLY SIRONA  37,300 2,165
Hologic (1) 221,700 16,364
ICU Medical (1) 15,400 3,594
Ortho Clinical Diagnostics Holdings (1) 99,692 1,842
Quidel (1) 29,000 4,094
Teleflex  35,472 13,357
Warby Parker, Class A (1) 3,662 194
West Pharmaceutical Services  11,300 4,797
59,228
Health Care Providers &
Services 1.3%
Acadia Healthcare (1) 86,500 5,517
agilon health (1) 21,874 573
Molina Healthcare (1) 8,500 2,306
8,396
Health Care Technology 1.5%
Doximity, Class A (1) 12,300 993
Multiplan (1) 250,000 1,407
Veeva Systems, Class A (1) 24,600 7,089
9,489
Life Sciences Tools & Services 5.5%
Agilent Technologies  78,900 12,429
Avantor (1) 241,800 9,890
Bruker  151,300 11,816
PPD (1) 9,600 449
34,584
Pharmaceuticals 4.1%
Catalent (1) 121,700 16,195
Elanco Animal Health (1) 133,000 4,241
Shares $ Value
(Cost and value in $000s)
‡
Perrigo  107,900 5,107
25,543
Total Health Care 165,283
INDUSTRIALS & BUSINESS
SERVICES 16.4%
Aerospace & Defense 2.8%
BWX Technologies  69,000 3,716
Textron  195,700 13,662
17,378
Airlines 0.8%
Alaska Air Group (1) 800 47
Southwest Airlines (1) 100,600 5,174
5,221
Commercial Services &
Supplies 0.5%
Waste Connections  26,000 3,274
3,274
Electrical Equipment 0.1%
Shoals Technologies Group, Class
A (1) 33,000 920
920
Industrial Conglomerates 0.8%
Roper Technologies  10,900 4,863
4,863
Machinery 4.8%
Colfax (1) 151,872 6,971
Fortive  77,000 5,434
IDEX  29,600 6,125
Ingersoll Rand (1) 229,200 11,554
30,084
Professional Services 5.2%
Clarivate (1) 288,799 6,325
CoStar Group (1) 78,100 6,721
Equifax  24,900 6,310
Legalzoom.com (1) 4,218 111
Leidos Holdings  18,400 1,769
TransUnion  70,800 7,952
Upwork (1) 20,700 932
Verisk Analytics  14,100 2,824
32,944
Road & Rail 1.4%
JB Hunt Transport Services  52,500 8,779
8,779
Total Industrials & Business Services 103,463
INFORMATION
TECHNOLOGY 20.3%
Electronic Equipment, Instruments
& Components 3.6%
Amphenol, Class A  45,600 3,339
Cognex  20,000 1,604
Corning  125,700 4,587
Keysight Technologies (1) 53,300 8,757
Littelfuse  2,000 547

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
National Instruments  103,200 4,048
22,882
IT Services 1.9%
Broadridge Financial Solutions  13,300 2,216
FleetCor Technologies (1) 28,700 7,499
Jack Henry & Associates  8,400 1,378
Thoughtworks Holding (1) 18,189 522
Toast, Class A (1) 2,596 130
11,745
Semiconductors & Semiconductor
Equipment 7.2%
Entegris  51,000 6,421
KLA  21,500 7,192
Lattice Semiconductor (1) 19,200 1,241
Marvell Technology  176,500 10,645
Microchip Technology  97,700 14,996
Skyworks Solutions  28,300 4,663
45,158
Software 7.6%
Atlassian, Class A (1) 10,000 3,914
Bill.com Holdings (1) 10,000 2,670
Black Knight (1) 62,000 4,464
CCC Intelligent Solutions Holdings (1) 80,420 845
Ceridian HCM Holding (1) 65,000 7,320
Citrix Systems  29,000 3,114
Crowdstrike Holdings, Class A (1) 14,600 3,588
DocuSign (1) 30,800 7,929
Fortinet (1) 21,400 6,250
nCino (1) 17,000 1,208
Procore Technologies (1) 1,381 123
Procore Technologies, Acquisition
Date: 7/15/20 - 5/20/21, Cost $253 (1)
(2) 4,489 381
PTC (1) 29,100 3,486
SentinelOne, Class A (1) 5,257 282
Splunk (1) 14,065 2,035
47,609
Total Information Technology 127,394
MATERIALS 5.9%
Chemicals 0.5%
RPM International  38,200 2,966
2,966
Construction Materials 0.5%
Martin Marietta Materials  8,589 2,935
2,935
Containers & Packaging 4.4%
Ardagh Metal Packaging (1) 81,923 816
Avery Dennison  28,300 5,864
Ball  155,900 14,026
Packaging Corp. of America  16,700 2,295
Sealed Air  89,100 4,882
27,883
Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.5%
Kirkland Lake Gold  79,000 3,286
3,286
Total Materials 37,070
UTILITIES 1.3%
Electric Utilities 0.2%
Eversource Energy  17,000 1,390
1,390
Multi-Utilities 1.1%
Ameren  29,000 2,349
Sempra Energy  36,400 4,605
6,954
Total Utilities 8,344
Total Common Stocks (Cost
$330,778) 600,382
CONVERTIBLE PREFERRED STOCKS 1.7%
CONSUMER DISCRETIONARY 1.3%
Automobiles 1.3%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $921 (1)(2)(3) 85,735 6,090
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $507 (1)(2)(3) 32,721 2,324
8,414
Internet & Direct Marketing
Retail 0.0%
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $146 (1)(2)(3) 1,170 146
146
Total Consumer Discretionary 8,560
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(2)(3) 52,622 426
Total Health Care 426
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $197 (1)(2)(3) 1,110 245
Databricks, Series H, Acquisition Date:
8/31/21, Cost $328 (1)(2)(3) 1,489 328
Total Information Technology 573
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $317 (1)(2)(3) 6,674 317

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595 (1)(2)(3) 14,417 595
Total Materials 912
REAL ESTATE 0.0%
Real Estate Management &
Development 0.0%
WeWork, Series D-1, Acquisition Date:
12/9/14, Cost $361 (1)(2) 21,721 162
WeWork, Series D-2, Acquisition Date:
12/9/14, Cost $151 (1)(2) 9,050 67
Total Real Estate 229
Total Convertible Preferred Stocks
(Cost $3,949) 10,700
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Treasury Reserve Fund,
0.05% (4)(5) 19,770,795 19,771
Total Short-Term Investments (Cost
$19,771) 19,771
Total Investments in
Securities 100.1%
(Cost $354,498) $ 630,853
Other Assets Less Liabilities (0.1)% (320)
Net Assets 100.0% $ 630,533
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $13,234 and represents 2.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.05% $ — $ — $ 5
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Treasury Reserve Fund, 0.05% $ 14,428  ¤  ¤ $ 19,771
T. Rowe Price Short-Term Fund, 0.07% —  ¤  ¤ —
Total $ 19,771^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $5 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $19,771 .

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Mid-Cap Growth Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2021, totaled $6,426,000 for the period ended September 30, 2021.
E305-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 597,848 $ 1,804 $ 730 $ 600,382
Convertible Preferred Stocks — 229 10,471 10,700
Short-Term Investments 19,771 — — 19,771
Total $ 617,619 $ 2,033 $ 11,201 $ 630,853
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 2,328 $ (105) $ 60 $ (1,553) $ 730
Convertible Preferred Stocks 3,234 6,011 2,009 (783) 10,471
Total $ 5,562 $ 5,906 $ 2,069 $ (2,336) $ 11,201